Investment Objectives and Goals	Jun. 26, 2026
Leverage Shares 2X Long META Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long META Daily ETF IMPORTANT INFORMATION REGARDING THE FUND The Leverage Shares 2X Long META Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly-traded common stock of Meta Platforms, Inc. (Nasdaq: META) (“META” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of META may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of META. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long AAPL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long AAPL Daily ETF IMPORTANT INFORMATION REGARDING THE FUND The Leverage Shares 2X Long AAPL Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly-traded common stock of Apple Inc. (Nasdaq: AAPL) (“AAPL” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of AAPL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long AMZN Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long AMZN Daily ETF IMPORTANT INFORMATION REGARDING THE FUND The Leverage Shares 2X Long AMZN Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly-traded common stock of Amazon.com, Inc. (Nasdaq: AMZN) (“AMZN” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of AMZN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.